1875 K Street, N.W. Washington, DC 20006-1238

Tel: 202 303 1000
Fax: 202 303 2000
April 1, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attn: Mr. Michael Kosoff

Re:	Legg Mason Partners Equity Trust (the “Registrant”), on behalf of its series, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio (the “Fund”)
Securities Act File No. 333-91278
Investment Company Act File No. 811-21128
Dear Mr. Kosoff:
In telephone conversations providing comments by the Staff with respect to post-effective amendments filed by certain Legg Mason funds, you asked that those funds provide the Staff, supplementally as correspondence, a copy of the completed “Fee table” and “Example” and accompanying footnotes that are expected to be included in those funds’ prospectuses.
The Registrant filed Post-Effective Amendment No. 28 (the “Amendment”) to its Registration Statement on January 29, 2010 on behalf of the Fund pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”) to include new disclosure in the Fund’s prospectuses and Statement of Additional Information. Accordingly, on behalf of the Registrant, please find attached pages from the current draft of the Fund’s prospectus, which contain the requested information.
Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1288.
Very truly yours,

/s/ Y. Rachel Kuo
Y. Rachel Kuo

Enclosures

cc:	Barbara J. Allen, Legg Mason & Co., LLC George Hoyt, Legg Mason & Co., LLC Dianne E. O’Donnell, Willkie Farr & Gallagher LLP
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